Harbor Long-Short Equity ETF Expense Example - Harbor Long-Short Equity ETF - NONE or SAME	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 235
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	$ 2,656